Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2019 $ / $ ExchangeRate	Dec. 31, 2018 ExchangeRate	Dec. 31, 2017 ExchangeRate
Disclosure of foreign exchange rates [line items]
Exchange Rate | $ / $	18.8600
Mexico, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	1.00	1.00	1.00
Exchange Rate	1.00	1.00
Guatemala, Quetzales
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	2.50	2.56	2.57
Exchange Rate	2.45	2.54
Costa Rica, Colones
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.03	0.03	0.03
Exchange Rate	0.03	0.03
Colombia, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.01	0.01	0.01
Exchange Rate	0.01	0.01
Nicaragua, Cordobas
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.58	0.61	0.63
Exchange Rate	0.56	0.61
Argentina, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.41	0.73	1.15
Exchange Rate	0.31	0.52
Brazil, Brazil Real [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	4.89	5.29	5.94
Exchange Rate	4.68	5.08
Philippin peso
Disclosure of foreign exchange rates [line items]
Average Exchange Rate		0.37	0.38
Exchange Rate		0.37
Uruguay, Pesos
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.55	0.63	0.66
Exchange Rate	0.51	0.61
Panama [member] | United States of America, Dollars [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	19.26	19.24	18.93
Exchange Rate	18.85	19.68